Financial Risk Management - Schedule of Foreign Currency Risk (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canadian dollar (C$)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	$ 29,676	$ 5,586
Impact of a 10% Change	2,699	509
Colombian peso (COP)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	91,727	14,686
Impact of a 10% Change	8,339	1,336
Guyanese dollar (GYD)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	1,008	23
Impact of a 10% Change	$ 91	$ 2